Equity - Shares Buy-back (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
		Oct. 07, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2025
Payments to acquire or redeem entity's shares			$ 502
Shares purchased (in shares)				0
Shares purchased			$ 502
Percentage of waiver over the total paid dividends			1.00%
August 2025 share buyback programme
Share Repurchase Program, Authorized, Amount					$ 500
Payments to acquire or redeem entity's shares		$ 502
Shares purchased (in shares)		27,411,845
Transaction costs		$ 2
Treasury shares
Shares purchased (in shares)			27,400,000
Shares purchased	[1]		$ 502
Treasury shares excluding Employees' Share Trust
Shares purchased (in shares)			27,400,000
Shares purchased			$ 502

[1]	Refer to Note 19.2 for further information.